Equity - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands						12 Months Ended
	Aug. 03, 2022	May 11, 2022	Feb. 23, 2022	Aug. 11, 2021	Feb. 24, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Rights, preferences and restrictions attaching to class of share capital						Each common share entitles its holder to one vote at Shareholders’ Meetings.
Increase in capital reserves						R$ 35,182
Treasury shares						(479,674)	R$ (488,425)
Dividends payable							R$ 185,896
Dividends per share							R$ 0.17
Proposed dividends payable						R$ 109,515
Proposed dividends payable per share						R$ 0.1
Legal reserve as percentage of net income						5.00%
Threshold Percentage of Share Capital for Legal Reserve Allocation						20.00%
Legal reserves						R$ 882,575	R$ 792,533
Investments statutory reserve as maximum percentage of net income						75.00%
Threshold percentage of share capital for investments reserve allocation						100.00%
Proposed dividends, per share							R$ 0.17	R$ 0.44
Payment of interim interest on capital, attributed to the mandatory minimum dividend, including income tax		R$ 450,000				R$ 450,004
Payment of interim interest on capital, per share, attributed to the mandatory minimum dividend, including income tax,		R$ 0.41					R$ 0.41
Extrafarma [member]
Disclosure of classes of share capital [line items]
Increase in capital reserves	R$ 291		R$ 651	R$ 448	R$ 1,371
Incurred costs directly attributable to issuing new shares						R$ 2,260
Treasury shares
Disclosure of classes of share capital [line items]
Shares held in treasury						19,974,556	23,756,393	24,739,626
Average cost						R$ 24.01
Treasury shares						R$ (479,674)	R$ (488,425)
Capital reserve | Extrafarma [member]
Disclosure of classes of share capital [line items]
Increase in capital reserves						498,812
Investments statutory reserve
Disclosure of classes of share capital [line items]
Retention of profits and investments reserve						R$ 5,228,561	R$ 4,073,876
Common shares [member]
Disclosure of classes of share capital [line items]
Subscribed and paid-in capital stock						1,115,173,080	1,115,107,683
Par value per share						R$ 0
Common shares outstanding						58,895,761	50,374,275	47,413,094
Common shares [member] | Treasury shares
Disclosure of classes of share capital [line items]
Balance of treasury shares granted with right of use						6,184,427	3,178,383
Shares held in treasury						19,974,556